Other long-term investments	12 Months Ended
Dec. 31, 2024
Other long-term investments
Other long-term investments
9	Other long-term investments

	As of December 31,
	2023	2024
Available-for-sale debt investment (Note 2(k))	3,179	—
Investments in equity securities without readily determinable fair values, gross	14,104	—
Accumulated impairment	(14,104)	—
Investments in equity securities without readily determinable fair values, net	—	—
Total other long-term investments	3,179	—

The Company’s other long-term investments consist of (i) available-for-sale debt investments (see Note 2(k)), and (ii) securities without readily determinable fair value and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

9	Other long-term investments (Continued)

Movement of investments in equity securities without readily determinable fair values for the years ended December 31, 2023 and 2024 is as follows:

	For the years ended
	December 31,
	2023	2024
Balance at the beginning of year	2,970	—
Disposal during the year	(1,936)	—
Impairment	(1,034)	—
Balance at the end of year	—	—

The Company used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

The Company, with the assistance of an independent valuer, assessed the fair value of certain investments as of the balance sheet date, using significant unobservable input including price-to-sales multiples of comparable companies and a discount for lack of marketability (the “DLOM”). The Company concluded that impairment was warranted for certain investments as of December 31, 2022, 2023 and 2024 and recognized impairment charges for investments without readily determinable fair value of US$10,805 (out of which US$6,689 was recognized in the continuing operations), US$1,034 and US$nil, for the years ended December 31, 2022, 2023 and 2024, respectively, which are related to investees in sports nutrition products business, e-commerce platforms business, publishing and logistics business, information technology business, gaming business, advertising business whose financial performance was unsatisfactory with no obvious upturn or potential financing solutions in the foreseeable future.